Borrowings - Borrowings by Currencies (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 78,233	¥ 51,180	[1]
RMB [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 78,233	46,823
USD [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		¥ 4,357

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).